Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following summarizes selected quarterly financial information for 2015 and 2014.

2015	First	Second	Third	Fourth	Full Year
	(In millions, except per share data)
Sales	$1,003.2	$1,433.0	$1,454.3	$1,236.9	$5,127.4
Excise taxes	(303.2)	(427.3)	(436.9)	(392.5)	(1,559.9)
Net sales	700.0	1,005.7	1,017.4	844.4	3,567.5
Cost of goods sold	(454.8)	(579.9)	(585.9)	(542.9)	(2,163.5)
Gross profit	$245.2	$425.8	$431.5	$301.5	$1,404.0
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$79.2	$229.3	$13.7	$33.4	$355.6
Income (loss) from discontinued operations, net of tax	1.9	(0.3)	2.9	(0.6)	3.9
Net income (loss) attributable to Molson Coors Brewing Company	$81.1	$229.0	$16.6	$32.8	$359.5
Basic net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations	$0.43	$1.23	$0.07	$0.18	$1.92
From discontinued operations	0.01	—	0.02	—	0.02
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$0.44	$1.23	$0.09	$0.18	$1.94
Diluted net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations	$0.42	$1.23	$0.07	$0.18	$1.91
From discontinued operations	0.01	—	0.02	—	0.02
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$0.43	$1.23	$0.09	$0.18	$1.93

2014	First	Second	Third	Fourth	Full Year
	(In millions, except per share data)
Sales	$1,178.3	$1,685.9	$1,650.0	$1,413.3	$5,927.5
Excise taxes	(362.3)	(497.4)	(482.0)	(439.5)	(1,781.2)
Net sales	816.0	1,188.5	1,168.0	973.8	4,146.3
Cost of goods sold	(523.2)	(683.3)	(666.6)	(620.2)	(2,493.3)
Gross profit	$292.8	$505.2	$501.4	$353.6	$1,653.0
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$165.3	$290.7	$(35.7)	$93.2	$513.5
Income (loss) from discontinued operations, net of tax	(1.9)	0.2	1.3	0.9	0.5
Net income (loss) attributable to Molson Coors Brewing Company	$163.4	$290.9	$(34.4)	$94.1	$514.0
Basic net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations	$0.90	$1.57	$(0.20)	$0.50	$2.78
From discontinued operations	(0.01)	—	0.01	—	—
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$0.89	$1.57	$(0.19)	$0.50	$2.78
Diluted net income (loss) attributable to Molson Coors Brewing Company per share(1):
From continuing operations	$0.89	$1.56	$(0.20)	$0.50	$2.76
From discontinued operations	(0.01)	—	0.01	—	—
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$0.88	$1.56	$(0.19)	$0.50	$2.76

(1)
The sum of the quarterly net income per share amounts may not agree to the full year net income per share amounts. We calculate net income per share based on the weighted average number of outstanding shares during the reporting period. The average number of shares fluctuates throughout the year and can therefore produce a full year result that does not agree to the sum of the individual quarters.